SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Net Loss Per Ordinary Share (Q3) (Details) - USD ($)		1 Months Ended	3 Months Ended				4 Months Ended	7 Months Ended	9 Months Ended
		Jun. 30, 2019	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Sep. 30, 2019	Dec. 31, 2019	Sep. 30, 2020
Cash and Cash Equivalents [Abstract]
Cash equivalents			$ 0					$ 0	$ 0
Reconciliation of Net Loss per Ordinary Share [Abstract]
Net (loss) income		$ (5,000)	(113,960)	$ (161,809)	$ 1,627,107	$ 553,123	$ 548,123	1,618,159	1,351,338
Less: Income attributable to ordinary shares subject to possible redemption			(42,655)			(652,406)	(652,406)	(1,827,973)	(2,074,028)
Adjusted net loss			$ (156,615)			$ (99,283)	$ (104,283)	$ (209,814)	$ (722,690)
Weighted average shares outstanding, basic and diluted (in shares)	[1]		7,566,134			6,910,082	6,792,210	7,111,079	7,538,169
Basic and diluted net loss per ordinary share (in dollars per share)	[2]		$ (0.02)			$ (0.01)	$ (0.02)	$ (0.03)	$ (0.10)
Class A Ordinary Shares [Member]
Net Loss per Ordinary Share [Abstract]
Shares excluded in calculation of diluted loss per share (in shares)								19,500,000	19,500,000

[1]	Excludes an aggregate of 23,668,455 and 23,750,733 shares subject to possible redemption at September 30, 2020 and 2019, respectively.
[2]	Net loss per ordinary share - basic and diluted excludes income attributable to ordinary shares subject to possible redemption of $42,655 and $2,074,028 for the three and nine months ended September 30, 2020, respectively, and $652,406 for the three months ended September 30, 2019 and for the period from June 7, 2019 (inception) through September 30, 2019, respectively (see Note 2).